Operating assets and liabilities - Provisions and contingent liabilities - Narrative (Details) kr in Millions, $ in Billions	1 Months Ended
	Feb. 04, 2026 USD ($)	Dec. 31, 2025 DKK (kr) multi-districtLitigation	Dec. 31, 2024 DKK (kr) site	Dec. 18, 2024 site	Sep. 13, 2024 employee	Dec. 31, 2023 DKK (kr)	Dec. 31, 2021 employee
Disclosure of detailed information about business combination [line items]
Number of former novo nordisk employees | employee							2
Consolidated lawsuits, number of multi district litigations | multi-districtLitigation		2
Number of employees that filed putative class actions | employee					5
Other provisions | kr		kr 6,104	kr 7,271			kr 5,717
240B Statutory Discounts
Disclosure of detailed information about business combination [line items]
Other provisions | kr		kr 4,200
Reversal of Provision for Legal Uncertainty
Disclosure of detailed information about business combination [line items]
Other reversals of provisions | $	$ 4.2
Reversal of Provision for Legal Uncertainty | 240B Statutory Discounts
Disclosure of detailed information about business combination [line items]
Other reversals of provisions | $	$ 4.2
Catalent, Inc
Disclosure of detailed information about business combination [line items]
Number of sites acquired | site			3	3